Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Oct. 16, 2014	Dec. 31, 2013	Jun. 27, 2014
Senior Notes	$ 73,625	$ 8,625	$ 0
Long-term Debt, Current Maturities	(3,300)		0
Bank loans	30,250		0
Secured credit facility Maturity June 27, 2019 [Member]
Long-term Debt, Current Maturities	(3,300)		0
Bank loans	30,250		0
Long-term Debt	$ 33,550		$ 0	$ 33,550